Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Financial Statement Amounts and Balances of VIE	The following financial statement amounts and balances of the VIE were included in the accompanying unaudited condensed unaudited condensed consolidated balance sheets as of June 30, 2024 and December 31, 2023, and unaudited condensed consolidated statements of income and comprehensive income for the six months ended June 30, 2024 and 2023, respectively:
	As of	As of
	June 30, 2024	December 31, 2023
Assets

Current Assets:
Cash and cash equivalents	$10,913	$21,645
Restricted cash	3,526	2,568
Notes receivable	5,763	5,525
Accounts receivable, net	105,359	97,006
Due from related parties	41	41
Prepayments and other current assets, net	30,019	20,109
Total Current Assets	155,621	146,894

Property and equipment, net	40,729	38,265
Intangible assets, net	11,777	12,160
Operating lease right-of-use assets, net	15,736	17,918
Long-term investments	1,898	8,831
Deposit for investment	10,664	8,471
Deferred tax assets	5,292	6,219
Other non-current assets	15,864	11,191
Total Assets	$257,581	$249,949

Liabilities and Equity

Current Liabilities
Notes payable	$10,524	$8,471
Accounts payable	58,525	62,628
Short-term bank loans	35,907	36,130
Due to related parties	1,751	1,704
Salary and welfare payables	2,286	4,582
Accrued expenses and other current liabilities	5,982	5,524
Operating lease liabilities, current	5,494	6,315
Tax payables	3,146	2,249
Total Current Liabilities	123,615	127,603

Long-term bank loans	9,160	—
Operating lease liabilities, non-current	9,475	10,831
Deferred tax liabilities	3,531	4,229
Other non-current liabilities	1,768	1,997
Total Liabilities	147,549	144,660

Net assets	$110,032	$105,289

Schedule of Consolidated Operations
	For the Six Months Ended June 30,
	2024	2023
Total revenues	$224,427	$184,955
Cost of revenues	$(204,666)	$(162,175)
Income from operations	$5,962	$8,776
Net income	$4,434	$6,674

Schedule of Disaggregated Information of Revenues	Disaggregated information of revenues by services:
	For the Six Months Ended June 30,
	2024	2023

Revenues:
Transportation	$217,450	$173,989
Warehouse storage management service	8,274	9,315
Others	1,407	1,667
Total revenues	$227,131	$184,971

Schedule of Disaggregated Information of Revenues by Geographic Locations	Disaggregated information of revenues by geographic locations are as follows:
	For the Six Months Ended June 30,
	2024	2023

Fujian	$160,940	$115,246
Beijing	13,690	14,189
Zhejiang	8,807	7,646
Guangdong	6,743	6,724
Shandong	6,010	7,410
Others	30,941	33,756
Total	$227,131	$184,971